BASIS OF PRESENTATION (Details)	1 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021
BASIS OF PRESENTATION
Stockholders' Equity, Reverse Stock Split			During September 2021, the Company effectuated a five-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 5 for additional discussion.
Reverse stock split ratio	0.2	0.2